COMMITMENTS AND CONTINGENCIES - Schedule of Minimum Rental Commitments Under Noncancelable Leases - 10K (Details) $ in Millions	Dec. 31, 2015 USD ($)
Capital leases
Total	$ 5.4
2016	3.1
2017	1.4
2018	0.6
2019	0.3
2020	0.0
Thereafter	0.0
Operating leases
Total	127.1
2016	22.6
2017	17.7
2018	14.4
2019	12.8
2020	7.7
Thereafter	$ 51.9